Capital Management (Narrative) (Details) - CAD ($) $ in Thousands	Jul. 31, 2019		Jul. 31, 2018	Jul. 31, 2017
Disclosure Of Capital Management [Abstract]
Shareholders' equity	$ 788,712	[1]	$ 322,873	$ 32,439

[1]	Restated